Service Inventories - Schedule of Service Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Service inventories, gross	$ 61,744	$ 59,306
Less: allowance for obsolete and slow moving service inventories	(1,153)	(1,155)
Service inventories, net	60,589	58,151
Spare Parts [Member]
Service inventories, gross	31,814	29,928
Chemicals [Member]
Service inventories, gross	15,155	14,803
Raw Materials [Member]
Service inventories, gross	303	200
Consumables [Member]
Service inventories, gross	$ 14,472	$ 14,375